As filed with the Securities and Exchange Commission on January 17, 2014

File No. 002-76990

File No. 811-03447

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

POST-EFFECTIVE AMENDMENT NO. 72☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 74☒

SEI TAX EXEMPT TRUST

(Exact Name of Registrant as Specified in Charter)

SEI Investments Company

One Freedom Valley Drive

Oaks, Pennsylvania 19456

(Address of Principal Executive Offices)

(610) 989-1000

Timothy D. Barto

SEI Investments Company

One Freedom Valley Drive

Oaks, Pennsylvania 19456

(Name and Address of Agent for Service)

Copy to:

Timothy W. Levin, Esq.

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, Pennsylvania 19103

Title of Securities Being Registered. . .Units of Beneficial Interest

It is proposed that this filing will become effective (check appropriate box)

☒                                  immediately upon filing pursuant to paragraph (b)

☐         on [date] pursuant to paragraph (b)

☐         60 days after filing pursuant to paragraph (a)(1)

☐         on [date] pursuant to paragraph (a)(1)

☐         75 days after filing pursuant to paragraph (a)(2)

☐         on [date] pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐                                    this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 72 to Registration Statement No. 002-76990 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 17th day of January, 2014.

SEI TAX EXEMPT TRUST

By:	/s/ Robert A. Nesher
Robert A. Nesher
Trustee, President & Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

	*	Trustee	January 17, 2014
William M. Doran

	*	Trustee	January 17, 2014
George J. Sullivan, Jr.

	*	Trustee	January 17, 2014
Nina Lesavoy

	*	Trustee	January 17, 2014
James M. Williams

	*	Trustee	January 17, 2014
Mitchell A. Johnson

	*	Trustee	January 17, 2014
Hubert L. Harris, Jr.

	/s/ Robert A. Nesher	Trustee, President & Chief	January 17, 2014
	Robert A. Nesher	Executive Officer

	/s/ Peter A. Rodriguez	Controller & Chief	January 17, 2014
	Peter A. Rodriguez	Financial Officer

*By:	/s/ Robert A. Nesher
Robert A. Nesher
Attorney-in-Fact

INDEX TO EXHIBITS

EXHIBIT NO.	DESCRIPTION OF EXHIBIT	PAGE NO.
Risk/return summary of the Funds’ prospectuses as an Interactive Data File using eXtensible Business Reporting Language (“XBRL”)